Share-based compensation - Schedule of Restricted Stock Units and Restricted Stocks Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average grant date fair value ($)
Share based compensation expense	$ 166,239	$ 111,140	$ 97,058
Time based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	2,419,993
Granted (in shares)	1,503,215
Vested (in shares)	(1,048,621)
Forfeited (in shares)	(43,991)
Number at end of period (in shares)	2,830,596	2,419,993
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 60.70
Granted (in USD per share)	102.02
Vested (in USD per share)	80.33
Forfeited (in USD per share)	75.10
Number at end of period (in USD per share)	$ 75.15	$ 60.70
Peformance based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	4,284,948
Granted (in shares)	2,071,038
Vested (in shares)	(2,863,296)
Forfeited (in shares)	(55,217)
Number at end of period (in shares)	3,437,473	4,284,948
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 56.81
Granted (in USD per share)	95.01
Vested (in USD per share)	52.58
Forfeited (in USD per share)	74.18
Number at end of period (in USD per share)	$ 83.07	$ 56.81
Restricted stock | NV Equity Plan
Number
Granted (in shares)	2,806,828
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)	1,886,835
Shares withheld to pay taxes (in shares)	919,993
Shares withheld to pay taxes, treated as granted (in shares)	501,687
Share based compensation expense	$ 51,000
Restricted stock units | NV Equity Plan
Number
Vested (in shares)	(391,720)
Weighted average grant date fair value ($)
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved (in shares)	269,712
Lapsed restrictions on restricted stock | NV Equity Plan
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	2,810,898
Restricted stock issued (in shares)	3,018,510